Significant Acquisition And Equity Transactions (Details 7) ¥ in Millions, shares in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Jun. 30, 2014 USD ($) shares	Jun. 30, 2014 CNY (¥) shares	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)	Mar. 31, 2013 CNY (¥)	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2012 CNY (¥)
Acquisition
Carrying value as cost method investment				¥ 13,589	¥ 1,359		¥ 15,673	¥ 1,316
The allocation of the purchase price at the date of acquisition
Goodwill				11,793	11,294	$ 6,764	¥ 41,933	¥ 11,436
Total purchase price comprised of:
- cash consideration			¥ 16,291	¥ 767	¥ 100
User base and customer relationships | Maximum
Total purchase price comprised of:
Estimated amortization periods			6 years
Trade names, trademarks and domain names | Maximum
Total purchase price comprised of:
Estimated amortization periods			12 years
Developed technology and patents | Maximum
Total purchase price comprised of:
Estimated amortization periods			5 years
Non-compete agreements | Maximum
Total purchase price comprised of:
Estimated amortization periods			6 years
UCWeb
Acquisition
Percentage owned prior to acquisition (as a percent)		66.00%
Carrying value as cost method investment		¥ 4,394
Cash consideration to be settled on a deferred basis	$ 126	777
The allocation of the purchase price at the date of acquisition
Net assets acquired		1,159
Goodwill		10,376
Deferred tax liabilities		(21)
Total		14,595
Total purchase price comprised of:
- cash consideration	458	2,826
- share based consideration	$ 613	3,782
- fair value of previously held equity interests		7,987
Total		14,595
Noncontrolling interests classified as mezzanine equity		¥ 220
Weighted average amortization period	3 years 4 months 24 days	3 years 4 months 24 days
Gain recognized in relation to the revaluation of previously held equity interest relating to the step acquisition			¥ 3,593
UCWeb | Maximum
Total purchase price comprised of:
Estimated amortization periods	4 years	4 years
UCWeb | Restricted Shares And RSUs
Acquisition
Equity consideration (in shares) | shares	12.3	12.3
Equity consideration classified as equity (in shares) | shares	3.4	3.4
UCWeb | User base and customer relationships
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets		¥ 106
UCWeb | Trade names, trademarks and domain names
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets		591
UCWeb | Developed technology and patents
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets		561
UCWeb | Non-compete agreements
The allocation of the purchase price at the date of acquisition
Amortizable intangible assets		¥ 1,823